Other Intangible Assets, Net (Details) - Schedule of estimated amortization expense relating to intangible assets	Dec. 31, 2024 USD ($)
Schedule of estimated amortization expense relating to intangible assets [Abstract]
2023	$ 21,440,000
2024	21,350,000
2025	20,428,000
2026	16,404,000
2027	10,558,000
2028 and thereafter	16,073,000
Total	$ 106,253,000